Leases - Schedule of Supplemental Cash Flows Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 27	$ 27
Operating cash flows from finance leases	5	5
Financing cash flows from finance leases	5	4
Right-Of-Use Asset Obtained In Exchange For Lease Liability [Abstract]
Operating leases	18	16
Finance leases	$ 4	$ 46